Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Intangible Assets

Intangible assets consist of the following at December 31, 2018 (in thousands).

	Amount	Accumulated Amortization	Net Amount	Useful Lives (years)
Patents and merger costs	$22,003	$(3,534)	$18,469	11
Total	$22,003	$(3,534)	$18,469

Schedule of Future Amortization Expense

Future amortization expense for intangible assets over their remaining useful lives is as follows (in thousands).

Year ending December 31	Patents and trademarks
2019	$1,944
2020	1,944
2021	1,944
2022	1,944
2023	1,944
2024 and thereafter	8,749
Total	$18,469